PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Components of net periodic pension benefit cost (Details) - IDR (Rp) Rp in Millions		12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Threshold minimum pension benefits	Rp 1
The company | Retired before end of June 2002
Disclosure of defined benefit plans [line items]
Maximum monthly pension benefits, settlements made		Rp 65,000	Rp 80,000
The company | Funded pension
Disclosure of defined benefit plans [line items]
Percentage of companies share in total plan assets		1.78%	2.16%
Percentage of Debt Instruments Contributed to Fair Value of Plan Assets		1.84%	1.88%
Actual return on plan asset		Rp 984,000	Rp 822,000
Minimum FSR required for non contribution to fund		105.00%
Funding Sufficiency Ratio		105.00%
Discount rate		7.25%	7.00%	6.50%
Rate of compensation increases		8.00%	8.00%	8.00%
The company | Series B shares | Funded pension
Disclosure of defined benefit plans [line items]
Equity instruments		Rp 336,000	Rp 409,000